Accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting policies
Schedule of depreciation and amortisation expense

Plant and equipment	10 – 55 years
Pipelines, networks, and lines	6 – 63 years
Buildings	9 – 100 years
Other	3 – 35 years